Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 115,237	$ 91,638	$ 117,102
Other comprehensive loss:
Cumulative translation adjustment	(508)	(265)
Comprehensive income	$ 114,729	$ 91,373	$ 117,102